Longterm Incentive Plans (Details 2) - $ / shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Number of options, outstanding, beginning	2,922,712	1,472,500	1,369,183
Number of options, Granted	1,270,000	1,430,000	807,500
Granted pursuant to acquisition		856,880
Number of options, Forfeited/Cancelled	(1,782,712)	(836,668)	(704,183)
Number of options, outstanding, ending	2,410,000	2,922,712	1,472,500
Weighted average exercise price, outstanding, beginnig	$ 2.56	$ 3.82	$ 4.60
Weighted average exercise price, Granted	0.48	1.03	3.19
Weighted average exercise price, Granted pursuant to acquisition		3.05
Weighted average exercise price, Forfeited/Cancelled	(3.51)	(2.68)	(5.01)
Weighted average exercise price, outstanding, ending	$ 0.76	$ 2.56	$ 3.82
Weighted average remaining contractual life, outstanding, beginning	2 years 2 months 8 days	3 years 29 days	3 years 3 months 3 days
Weighted average remaining contractual life, Granted	2 years 4 months 28 days	3 years 3 days	4 years 4 months 17 days
Weighted average remaining contractual life, Granted pursuant to acquisition		4 months 6 days
Weighted average remaining contractual life, outstanding, ending	1 year 11 months 23 days	2 years 2 months 9 days	3 years 29 days